Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Contract with Customer, Liability, Noncurrent	$ 24,977	$ 28,612
Guarantee Liability Non Current	11,445	10,113
Asset Retirement Obligations, Noncurrent	11,848	31,068
Liability, Defined Benefit Pension Plan, Noncurrent	7,964	7,238
Liabilities of Business Transferred under Contractual Arrangement, Noncurrent	0	11,866
Derivative Liability, Noncurrent	82,708	51,914
Unrecognized tax benefits and deferred tax liabilities noncurrent	45,008	62,958
Long-term operating lease liabilities	34,798	87,171
Other Sundry Liabilities, Noncurrent	3,257	2,325
Other long-term liabilities	196,568	216,348
Office Building [Member]
Long-term operating lease liabilities	$ 9,361	$ 10,254